Accrued Expenses and Other Current Liabilities	12 Months Ended
Jun. 30, 2025
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued expenses and other current liabilities
12.	Accrued expenses and other current liabilities

The following table summarized the Group’s outstanding accrued expenses and other current liabilities as of June 30, 2024 and 2025, respectively:

	As of June 30,
	2024	2025
	RMB	RMB

Accrued employee payroll and welfare benefits	75,686	57,142
Other accrued expense	72,846	45,935
Other tax payable	21,201	22,256
Payable to employees related to share option exercise Proceeds	-	13,780
Refund liability(i)	19,282	10,213
Others	1,493	2,480
Total accrued expenses and other current liabilities	190,508	151,806

(i)	Refund liability represents the estimated amounts of consideration collected by the Group which it expects to refund to its customers according to refund policy as described in Note 2(w).